EQUIPMENT FINANCING	12 Months Ended
Dec. 31, 2022
Disclosure Of Long Term Equipment Financing Liability [Abstract]
EQUIPMENT FINANCING [Text Block]

14. EQUIPMENT FINANCING

During the 2020 fiscal year, the Company's wholly owned subsidiary, DeLamar Mining Company, purchased a dozer and two small excavators and entered into a 48-month mobile equipment financing agreement in the amount of $0.6mm. The mobile equipment financing is guaranteed by Integra Resources Corp.

During the second quarter of 2021, the Company's wholly owned subsidiary, DeLamar Mining Company, purchased a dozer and entered into a 48-month mobile equipment financing agreement in the amount of $0.3mm. The mobile equipment financing is guaranteed by Integra Resources Corp.

The equipment financing liability is initially measured at the present value of the payments to be made over the financing term, using the implicit interest rate of 7.0% per annum for the 2020 financing and the implicit interest rate of 6.5% for the 2021 financing. Subsequently, equipment financing liability is accreted to reflect interest and the liability is reduced to reflect financing payments.

A summary of the changes in the equipment financing liability for the years ended December 31, 2022 and 2021 is as follows:

Equipment Financing Liability
Balance, December 31, 2020	$493,058
Addition	260,685
Principal payments	(156,206)
Balance, December 31, 2021	597,537
Principal payments	(202,577)
Balance, December 31, 2022	$394,960

Carrying equipment financing liability amounts are as follows:

	December 31, 2022	December 31, 2021
Current equipment financing liability	$216,898	$202,577
Long-term equipment financing liability	178,062	394,960
Total equipment financing liability	$394,960	$597,537

Equipment financing interest expenses for the years ended December 31, 2022, 2021, and 2020 are as follows:

Equipment Financing Interest Expenses
Balance, December 31, 2020	$21,847
Balance, December 31, 2021	$37,410
Balance, December 31, 2022	$34,362